S000024144 [Member] Expense Example - ACTIVE M EMERGING MARKETS EQUITY FUND - ACTIVE M EMERGING MARKETS EQUITY FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 114
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	$ 1,594